NOTES PAYABLE, RELATED PARTY	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE, RELATED PARTY

NOTE 10 – NOTES PAYABLE, RELATED PARTY

Notes payable, related party, consisted of the following:

	December 31, 2023	March 31, 2023
APB Loan	$-	$5,594,253
APB Revolving Note	-	1,530,569
Unamortized discount and deferred financing costs	-	(202,779)
	$-	$6,922,043

On June 15, 2022, the Company, through one of its subsidiaries, Linden Real Estate Holdings LLC (“SHRG Subsidiary”), entered into a secured real estate promissory note with American Pacific Bancorp, Inc. (“APB”), pursuant to which APB loaned the Company approximately $5.7 million the “APB Loan”). The APB Loan would mature on June 1, 2024, bore interest at the annual rate of 8%, with interest payable in equal monthly installments of $43,897 commencing on July 1, 2022 (with the remainder due on June 1, 2024). The loan was secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022.

On August 11, 2022, the Company executed a revolving credit promissory note with APB (“the APB Revolving Note”) pursuant to which the Company had access to advances with a maximum principal balance not to exceed the principal sum of $10 million. The APB Revolving Note included origination fees of $600,000. The APB Revolving Note was collateralized by the assets of the Company, and it bore interest at the annual rate of 8%. On December 9, 2022, APB and the Company mutually agreed to limit and/or end any further commitment by APB to fund or to readvance under the terms of the APB Revolving Note to $6.0 million. As of March 31, 2023, the Company had $1.5 million outstanding under the APB Revolving Note and accrued interest of $54,384.

Effective June 30, 2023 subject to the terms of an Assignment of Limited Liability Company Interests agreement, Decentralized Sharing Systems, Inc. (“DSSI”) purchased the SHRG Subsidiary with the financial terms generally summarized as follows: (a) DSSI assumed approximately $7.24 million in SHRG liabilities (namely, all amounts due under the APB Loan and the APB Revolving Note), (b) DSSI credited SHRG approximately $240,000 towards amounts owned under the 2022 Note (the “$27.0 million loan”), and (c) DSSI acquired ownership of Linden Real Estate Holdings LLC, with its sole asset being a commercial lot and commercial building located in Lindon, Utah, subject to the assumed indebtedness.

NOTE 13 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2023	2022
April 2021	April 2024	8%	$ N/A	$27,000,000	$30,000,000
October 2017	October 2022	12%	$0.15	-	50,000
Total convertible notes payable				27,000,000	30,050,000
Unamortized debt discount and deferred financing costs				(2,172,914)	(20,151,230)
Subtotal				24,827,086	9,898,770
Less: current portion of convertible notes payable				24,827,086	9,898,770
Long-term convertible notes payable				$-	$-

The Company’s convertible notes are convertible, at the option of the holder, into shares of the Company’s Common Stock at the conversion prices indicated above. The April 2018 convertible note was paid in full in March 2022.

In October 2017, Sharing Services issued a Convertible Promissory Note in the principal amount of $50,000 (the “Note”) to HWH International, Inc. (“HWH” or the “Holder”). HWH is affiliated with Heng Fai Ambrose Chan, who became a Director of the Company in April 2020. The Note is convertible into 333,333 shares of the Company’s Common Stock. Concurrent with issuance of the Note, the Company issued to HWH a detachable stock warrant to purchase up to an additional 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. Under the terms of the Note and the detachable stock warrant, the Holder is entitled to certain financing rights. On August 9, 2022, HWH and the Company executed an agreement to settle the Note and cancel the related stock warrant for $78,635, which amount represents the principal plus accrued interest. The Company made the payment to HWH on August 9, 2022.

In April 2021, the Company and Decentralized Sharing Systems, Inc. (“DSSI”) entered into a Securities Purchase Agreement, pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “2021 Note”) in favor of DSSI, and (b) a detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, and DSSI loaned to the Company $30.0 million. DSSI, is a subsidiary of DSS, Inc. (formerly Document Security Systems, Inc.) (“DSS”), and, together with DSS, then a majority shareholder of the Company. Under the terms of the loan, the Company agreed to pay to DSSI a loan origination fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share. In connection with the issuance of the 2021 Note and the detachable Warrant, the Company allocated $15.0 million of the net proceeds from the loan to the detachable Warrant, allocated $12.0 million of the net proceeds to the beneficial conversion feature embedded in the 2021 Note and recognized deferred financing costs of $3.0 million. During the fiscal year ended March 31, 2022, the Company issued 27,000,000 shares of its Class A Common Stock to DSSI, including 15,000,000 shares in payment of the loan origination fee discussed above and 12,000,000 shares in prepayment of interest for the first year. In connection therewith, the Company recognized a deemed dividend of $1,080,000 for the excess of the fair value of the shares issued over the amounts settled.

In June 2022, the Company and DSSI entered into a Securities Purchase Agreement (the “SPA”) pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock (the “Warrant”), at $0.033 per share. At any time during the term of the 2022 Note, all or part of the Note was convertible into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. In connection with the SPA, DSSI surrendered to the Company all DSSI’s rights pursuant to: (a) the Convertible Promissory Note in the principal amount of $30.0 million discussed in the preceding paragraph, and (b) the detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock discussed in the preceding paragraph. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a capital contribution of $2.0 million within additional paid-in capital in the Company’s consolidated financial statements.

In March 2023, the Company and DSSI entered into a Securities Exchange and Amendment Agreement pursuant to which the parties agreed to amend the 2022 Note by removing the conversion rights granted by the 2022 Note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend of approximately $10.7 million on the Company’s consolidated financial statements.

In the fiscal year ended March 31, 2023, and 2022, interest expense associated with the Company’s convertible notes was approximately $2.2 million and $2.4 million, excluding amortization of debt discounts and deferred financing fees of approximately $10.0 million and $9.9 million, respectively. These amounts are included in interest expense, net, in our consolidated statements of operations.